RETIREMENT BENEFIT PLANS - Disclosure of Movements in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the beginning of the period	£ 657
Interest income	34	£ 54	£ 31
Return on plan assets (excluding amounts included in net interest expense)	1,217	352	5,531
Net defined benefit liability (asset) at the end of the period	416	657
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the beginning of the period	8,858	8,963
Interest income	405	433
Contributions paid by employer and scheme members	153	197
Administration costs paid	(9)	(7)
Return on plan assets (excluding amounts included in net interest expense)	(1,217)	(352)
Benefits paid	(394)	(372)
Derecognition of pension scheme liabilities arising from the wind up of the offshore scheme	0	(4)
Net defined benefit liability (asset) at the end of the period	£ 7,796	£ 8,858	£ 8,963